Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenues
The following table presents the Company’s revenues disaggregated by geography (in thousands):

	Three Months Ended March 31,
	2024	2023
Service revenue:
United States	$11,389	$6,846
Europe	5,417	4,353

Total service revenue	$16,806	$11,199

Lease revenue:
United States	$120	$213
Europe	230	108

Total lease revenue	350	321

Total Revenue	$17,156	$11,520

The following table present Company's revenues disaggregated by geography (in thousands):

	Year ended December 31, 2023	Year ended December 31, 2022
Service revenue:
United States	$45,093	$34,869
Europe	26,059	23,239

Total service revenue	71,152	58,108

Lease revenue:
United States	$867	$859
Europe	661	488

Total lease revenue	1,528	1,347

Total Revenue	$72,680	$59,455